Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Furniture	€23,873	€65,118
Laboratory Photovoltaic Installation	238,057	232,806
Tools and Machinery	14,822	7,838
Computer	10,689	14,915
	287,441	320,677
Accumulated depreciation	(72,475)	(46,815)
	€214,966	€273,862